Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 21, 2014
Registrant Name	dei_EntityRegistrantName	Arrow Investments Trust
Central Index Key	dei_EntityCentralIndexKey	0001527428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ait
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2014
Prospectus Date	rr_ProspectusDate	Nov. 05, 2014
ARROW ALTERNATIVE SOLUTIONS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ARROW ALTERNATIVE SOLUTIONS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 49 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 64 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 800% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	800.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in fixed income securities of any maturity issued by the U.S. government or its agencies, and domestic and foreign corporate debt of any credit rating. In addition to the direct investments in U.S. government and corporate debt, the Fund will use derivatives such as futures, options, swap agreements and structured notes, as well as exchange traded funds (ETFs), including inverse ETFs, and other investment companies, to obtain long and short exposure within the same asset classes. The Fund’s investments are expected to produce returns that track a benchmark, the ProfitScore Alternative Income Index (“PSAI”).

The Fund's investments in corporate debt securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as "high-yield" or "junk" bonds, and in unrated debt securities determined by the Fund’s investment advisor, Arrow Investment Advisors, LLC (the "Advisor"), to be of comparable quality. The Fund's international investments may be in the securities of issuers from developed market countries, such as Japan, as well as emerging markets such as Malaysia.

The Advisor utilizes a quantitative methodology to invest in ("hold long") those assets expected to outperform their asset class, and sell all or part of an asset or sell short ("short"), directly or through inverse ETFs, those assets expected to underperform their asset class. This long/short portfolio construction attempts to provide absolute (positive) returns by minimizing the risk of substantial losses stemming from market declines, while reducing volatility. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Based on its historical price analysis and return forecasts, the Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the components of the benchmark. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the benchmark.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in its Alternative Solutions Subsidiary.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

• Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Securities Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Management Risk: The Advisor's investment decisions about individual securities impact the Fund's ability to achieve its investment objective. The Advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's investment strategy will produce the desired results.

• Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Other Investment Company Risk: Other investment companies, including ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Other investment companies are subject to specific risks, depending on the nature of the fund.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer's credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return (Year ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	6/30/2008	4.50%
Worst Quarter	9/30/2008	(10.42)%
		The year-to-date return as of the most recent calendar quarter which ended September 30, 2014 (1.49)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(as of December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C shares will differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

ARROW ALTERNATIVE SOLUTIONS FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
ARROW ALTERNATIVE SOLUTIONS FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASFFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	748
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,285
Annual Return 2008	rr_AnnualReturn2008	(12.10%)
Annual Return 2009	rr_AnnualReturn2009	1.51%
Annual Return 2010	rr_AnnualReturn2010	(3.75%)
Annual Return 2011	rr_AnnualReturn2011	(0.84%)
Annual Return 2012	rr_AnnualReturn2012	(1.70%)
Annual Return 2013	rr_AnnualReturn2013	(0.86%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.51%)
5 Years	rr_AverageAnnualReturnYear05	(2.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
ARROW ALTERNATIVE SOLUTIONS FUND | CLASS A SHARES | Return after Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.51%)
5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)
ARROW ALTERNATIVE SOLUTIONS FUND | CLASS A SHARES | Return after Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.69%)
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.72%)
ARROW ALTERNATIVE SOLUTIONS FUND | CLASS C SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASFTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,678
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,587
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.64%)
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
ARROW ALTERNATIVE SOLUTIONS FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
ARROW DWA BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ARROW DWA BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 49 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 64 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests, either directly or indirectly through investments in exchange traded funds ("ETFs"), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets . The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes and debentures; and defines alternative assets to include currency, equity and commodity futures, options on currency, equity and commodity futures, commodities, master limited partnerships (“MLPs”) and real estate-related securities. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "DWA Balanced Subsidiary"). The DWA Balanced Subsidiary will invest primarily in long commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Balanced Subsidiary's derivative positions. When viewed on a consolidated basis, the DWA Balanced Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Balanced Subsidiary for purposes of financial statements, leverage and concentration. The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty. The Advisor is solely responsible for managing the assets of the DWA Balanced Subsidiary.

The Fund’s investments are expected to produce returns that are similar those of a benchmark model, the DWA Balanced. Based on its historical price analysis and return forecasts, the Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the components of the benchmark. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the benchmark. The Fund invests in securities without restriction as to capitalization, credit quality or country. Arrow Investment Advisors, LLC (the "Advisor"), uses technical analysis to allocate the Fund's portfolio among the following four market segments.

• U.S. Equity, including sectors such as consumer goods, energy and healthcare as well as styles such as large cap growth and small cap value, and;

• International Equity, including developed market countries such as Japan and emerging market countries such as Malaysia; and

• Fixed Income, such as U.S. Treasury or corporate bonds of any credit quality; and

• Alternative Assets, such as commodities, MLPs and real estate

Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.

To maintain a balanced portfolio, the Fund will, under normal circumstances, invest:

• from 25% to 65% in equity securities, including international and domestic equity securities;

• from 25% to 65% in fixed income securities of any maturity and credit quality; and

• from 10% to 40% in alternative assets, including through the DWA Balanced Subsidiary.

The Fund will invest within specific market segments when the benchmark indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the benchmark indicates that such markets are likely to underperform the applicable universe. The Fund may be heavily invested in fixed-income securities, cash positions and similar securities when the benchmark indicates these assets should significantly outperform the equity and/or alternative market segments. The Advisor will utilize a quantitative methodology to invest in those commodity-related alternative assets expected to outperform their asset class and sell (“short”) those assets expected to underperform their asset class. The Fund's fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as "high-yield" or "junk" bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate.

In general, the Fund's investments in equity securities are intended to achieve the capital appreciation component of its investment objective and the Fund's investments in fixed income securities are intended to achieve the capital preservation component of its investment objective. Under normal circumstances, the Advisor expects that the Fund will invest a combined minimum of 35% in fixed income securities and in alternative investments. The Fund's investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To maintain a balanced portfolio, the Fund will, under normal circumstances, invest:

• from 25% to 65% in equity securities, including international and domestic equity securities;

• from 25% to 65% in fixed income securities of any maturity and credit quality; and

• from 10% to 40% in alternative assets, including through the DWA Balanced Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the DWA Balanced Subsidiary.

• Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Balanced Subsidiary may subject the Fund to greater volatility than investments in traditional securities.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

• Derivatives Risk: The Fund may use futures and options to track the returns of commodities. Futures and options expose the Fund to leverage and tracking risks. Additionally, long option positions may expire worthless.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the "Alternative Asset" market segment may be more volatile than other Fund investments.

• Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

• Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Balanced Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund's exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Management Risk: The Advisor's investment decisions about individual securities and derivatives as well as ETFs impact the Fund's ability to achieve its investment objective. The Advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's investment strategy will produce the desired results.

• Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

o MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

• Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Taxation Risk: By investing in commodities indirectly through the DWA Balanced Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Balanced Subsidiary is a controlled foreign corporation, any income received from the DWA Balanced Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: The DWA Balanced Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Balanced Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Balanced Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return (Year ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	9/30/2009	9.78%
Worst Quarter	9/30/2008	(15.75)%
		The year-to-date return as of the most recent calendar quarter which ended September 30, 2014 (0.07)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(as of December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C shares will differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

ARROW DWA BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2006
ARROW DWA BALANCED FUND | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2006
ARROW DWA BALANCED FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWAFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	748
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,579
Annual Return 2008	rr_AnnualReturn2008	(25.57%)
Annual Return 2009	rr_AnnualReturn2009	17.34%
Annual Return 2010	rr_AnnualReturn2010	16.08%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	7.68%
Annual Return 2013	rr_AnnualReturn2013	15.77%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	9.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2006
ARROW DWA BALANCED FUND | CLASS A SHARES | Return after Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
ARROW DWA BALANCED FUND | CLASS A SHARES | Return after Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.16%
5 Years	rr_AverageAnnualReturnYear05	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
ARROW DWA BALANCED FUND | CLASS C SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWATX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,895
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.97%
5 Years	rr_AverageAnnualReturnYear05	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2006
ARROW DWA BALANCED FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWANX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
ARROW DWA TACTICAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ARROW DWA TACTICAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 49 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 64 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests, either directly or indirectly through investments in exchange traded funds ("ETFs"), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets .  The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes and debentures; and defines alternative assets to include currency, equity and commodity futures, options on currency, equity and commodity futures, commodities, master limited partnerships (“MLPs”) and real estate-related securities.  When appropriate, Arrow Investment Advisors, LLC (the "Advisor"), the Fund's investment advisor may elect to invest in the underlying securities of a particular ETF.  The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "DWA Tactical Subsidiary").  The DWA Tactical Subsidiary will invest primarily in long commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Tactical Subsidiary's derivative positions.  When viewed on a consolidated basis, the DWA Tactical Subsidiary is subject to the same investment restrictions as the Fund.  The Fund will consolidate the DWA Tactical Subsidiary for purposes of financial statements, leverage and concentration.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.  The Advisor is solely responsible for managing the assets of the DWA Tactical Subsidiary.

The Fund’s investments are expected to produce returns that are similar those of a benchmark model, the DWA Systematic RS Global Macro. Based on its historical price analysis and return forecasts, the Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the components of the benchmark.  The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the benchmark. The Fund invests in securities without restriction as to capitalization, credit quality or country.   Arrow Investment Advisors, LLC (the "Advisor"), uses technical analysis to allocate the Fund's assets among equity, fixed income, and alternative asset market segments.  Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.

Under normal circumstances, the Fund will invest:

• From 0% to 100% of its assets in domestic and international (including emerging markets) equity securities;

• From 0% to 100% of its assets in fixed income securities of any maturity and credit quality; and

•From 0% up to 90% of its assets in alternative assets, including through the DWA Tactical Subsidiary.

The Fund will invest within specific market segments when the benchmark indicates a high probability that the applicable market segments are likely to outperform the applicable universe.  The Fund will sell interests or reduce investment exposure among a market segment when the benchmark indicates that such markets are likely to underperform the applicable universe.  The Fund may invest heavily in fixed-income securities, cash positions and similar securities when the benchmark indicates these assets should significantly outperform the equity and/or alternative market segments.   The Advisor will utilize a quantitative methodology to invest in those commodity-related alternative assets expected to outperform their asset class and sell ("short") those assets expected to underperform their asset class.  The Fund's fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as "high-yield" or "junk" bonds, and in unrated debt securities determined by the Advisor to be of comparable quality.  The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate.  In order to gain inverse exposure to the equity markets, the Fund may use the derivatives and futures described above.  The Fund also may use currency futures.

In general, the Fund's investments in equity securities are intended to achieve the capital appreciation component of the Fund's investment objectives.  At times, the Fund invests in fixed income securities in order to achieve the capital preservation component of the Fund's investment objectives.  The Fund's investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns.  The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest:

• From 0% to 100% of its assets in domestic and international (including emerging markets) equity securities;

• From 0% to 100% of its assets in fixed income securities of any maturity and credit quality; and

•From 0% up to 90% of its assets in alternative assets, including through the DWA Tactical Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the DWA Tactical Subsidiary.

• Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Tactical Subsidiary may subject the Fund to greater volatility than investments in traditional securities.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund directly or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

• Derivatives Risk: The Fund may use futures and options to track the returns of commodities. Futures and options expose the Fund to leverage and tracking risks. Additionally, long option positions may expire worthless.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

• Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Tactical Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The Advisor ’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

• Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

o MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

• Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Taxation Risk: By investing in commodities indirectly through the DWA Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Tactical Subsidiary is a controlled foreign corporation, any income received from the DWA Tactical Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: The DWA Tactical Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Tactical Subsidiary, respectively, are organized, could result in the inability of the Fund and/or DWA Tactical Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Tactical Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return (Year ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	9/30/2009	13.06%
Worst Quarter	9/30/2011	(11.03)%
		The year-to-date return as of the most recent calendar quarter which ended September 30, 2014 0.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(as of December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C shares will differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

ARROW DWA TACTICAL FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ARROW DWA TACTICAL FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWTFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	753
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,629
Annual Return 2009	rr_AnnualReturn2009	23.61%
Annual Return 2010	rr_AnnualReturn2010	12.55%
Annual Return 2011	rr_AnnualReturn2011	(6.95%)
Annual Return 2012	rr_AnnualReturn2012	5.67%
Annual Return 2013	rr_AnnualReturn2013	26.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ARROW DWA TACTICAL FUND | CLASS A SHARES | Return after Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
ARROW DWA TACTICAL FUND | CLASS A SHARES | Return after Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
ARROW DWA TACTICAL FUND | CLASS C SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWTTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,944
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.22%
5 Years	rr_AverageAnnualReturnYear05	10.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ARROW DWA TACTICAL FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWTNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.47%
Since Inception	rr_AverageAnnualReturnSinceInception	15.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
ARROW MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ARROW MANAGED FUTURES STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 49 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 64 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	175.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's advisor, Arrow Investment Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns that track those of the benchmark.  The Fund's benchmark is Al Managed Futures Volatility Index (the "benchmark").

The benchmark is constructed to capture both up and down price trends in physical commodities and financial futures markets.  The benchmark consist of approximately 24 components, allocated across a blend of financial futures, e.g., interest rates and currencies, and physical commodities, e.g., energy, metals and agriculture.  The components are positioned either long, flat or short based on their prices relative to their moving averages.

Benchmark Market, Sectors and Components Scheme
Commodity Market: Sectors & Components							Financial Markets: Sectors
Energy	Livestock	Grains	Softs	Precious Metals	Industrial Metals	Infrastructure	Currencies	Other
Heating Oil	Cattle	Corn	Cocoa	Gold	Copper	Lumber	Australian Dollar	US 2-Year Note
Crude Oil		Soybeans	Coffee	Silver			Canadian Dollar	US 10-Year Note
Natural Gas		Wheat	Cotton	Platinum			Euro	S&P 500 Volatility
Gasoline			Sugar				Japanese Yen	Index

The securities in the Fund's portfolio consist primarily of commodity, currency, and financial-linked structured notes; exchange-traded notes; exchange-traded funds and other investment companies (including mutual funds) that provide exposure to the managed commodities and financial futures markets.  The derivatives in the Fund's portfolio consist primarily of commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities.  The Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less as part of the investment strategy when components of the index are positioned flat and not just for collateral purposes.

The Advisor also intends to enter into short positions and other similar transactions to track the benchmark.  On certain occasions, the Fund may employ leveraging techniques to attempt to match the benchmark.  On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Arrow MFT Subsidiary").  The Arrow MFT Subsidiary will invest primarily in (long and short) commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Arrow MFT Subsidiary's derivative positions.  When viewed on a consolidated basis, the Arrow MFT Subsidiary is subject to the same investment restrictions as the Fund.  The Fund will consolidate the Arrow MFT Subsidiary for purposes of financial statements, leverage and concentration.  The Fund does not invest more than 25% of its assets in derivative contracts with any one counterparty.

The Fund's Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through investments in ETFs, ETNs, structured notes and the Arrow MFT Subsidiary.

• Benchmark Tracking Risk: The Fund will not be able to replicate exactly the performance of the benchmark because the total return generated by the Fund's securities and derivatives will be reduced by transaction costs. In addition, the Fund will incur expenses, such as management fees, not incurred by the benchmark. The Advisor's judgments about the benchmark-tracking characteristics of securities and derivatives may prove incorrect and may not produce the desired benchmark-tracking results.

• Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.

• Derivatives Risk: The Fund may use derivatives (including swaps, options, futures and options on futures) to track the returns of the benchmark. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF.

• ETN Risk: The Fund may invest in exchange traded notes, which are debt securities whose returns are linked to a particular index. ETNs are subject to credit risk and the value of an ETN will vary and will be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Management Risk: The Advisor's investment decisions about individual securities impact the Fund's ability to achieve its investment objective. The Advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's investment strategy will produce the desired results.

• Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

• Other Mutual Funds Risk: Other mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Other mutual funds are subject to specific risks, depending on the nature of the fund.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which will reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

• Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

• Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer's credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

• Taxation Risk: By investing in commodities indirectly through the Arrow MFT Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Arrow MFT Subsidiary is a controlled foreign corporation, any income received from the Arrow MFT Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: The Arrow MFT Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Arrow MFT Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Arrow MFT Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return (Year ended December 31): Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3/31/2011	3.48%
Worst Quarter	6/30/2012	(7.36)%
		The year-to-date return as of the most recent calendar quarter which ended September 30, 2014 (4.50)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(as of December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C shares will differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

ARROW MANAGED FUTURES STRATEGY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	15.28%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
ARROW MANAGED FUTURES STRATEGY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	787
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,982
Annual Return 2011	rr_AnnualReturn2011	(6.57%)
Annual Return 2012	rr_AnnualReturn2012	(12.03%)
Annual Return 2013	rr_AnnualReturn2013	(0.47%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
ARROW MANAGED FUTURES STRATEGY FUND | CLASS A SHARES | Return after Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.67%)
ARROW MANAGED FUTURES STRATEGY FUND | CLASS A SHARES | Return after Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.13%)
ARROW MANAGED FUTURES STRATEGY FUND | CLASS C SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,290
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
ARROW MANAGED FUTURES STRATEGY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFTNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	(4.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
ARROW COMMODITY STRATEGY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ARROW COMMODITY STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 67 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 64 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 834% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	834.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s advisor, Arrow Investment Advisors, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing primarily in a combination of securities, such as exchanged-traded notes, exchanged traded funds, mutual funds, commodity index-linked notes and commodity-linked structured notes, and derivatives that, as a whole, are expected to produce returns that closely track those of a commodity market benchmark. The Fund’s benchmark is the Longview Extended Commodity Index.

The Longview Extended Commodity Index is a composite index of commodity sector returns, representing an unleveraged long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. Commodities sectors represented in the Longview Extended Commodity Index include energy (such as oil and gas), metals, agriculture (such as corn and wheat), soft commodities (such as coffee and cocoa), and meats (such as cattle and hogs). Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets like stock and bonds. Over the long term, the returns of the fund’s investment are expected to exhibit low to negative correlation with stocks and bonds.

The Fund invests in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures that are expected to provide investment returns that are highly correlated to those of the commodities markets, without investing directly in physical commodities. On certain occasions, the Fund may employ leveraging techniques to attempt to match the benchmark. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Commodity Strategy Subsidiary”). The Commodity Strategy Subsidiary will invest primarily in long commodity futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Commodity Strategy Subsidiary’s derivative positions. The Commodity Strategy Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the Commodity Strategy Subsidiary for purposes of financial statements, leverage and concentration.

Based on its historical price analysis and return forecasts, the Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the commodity futures contracts that compose the benchmark. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the commodity futures contracts in the benchmark.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through investments in ETFs, structured notes and the Commodity Strategy Subsidiary.

• Benchmark Tracking Risk: The Fund will not be able to replicate exactly the performance of the benchmark because the total return generated by the Fund's securities and derivatives will be reduced by transaction costs. In addition, the Fund will incur expenses, such as management fees, not incurred by the benchmark. The Advisor's judgments about the benchmark-tracking characteristics of securities and derivatives may prove incorrect and may not produce the desired benchmark-tracking results.

• Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.

• Derivatives Risk: The Fund may use derivatives (including swaps, options, futures and options on futures) to track the returns of the benchmark. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF.

• ETN Risk: The Fund may invest in exchange traded notes, which are debt securities whose returns are linked to a particular index. ETNs are subject to credit risk and the value of an ETN will vary and will be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The Advisor's investment decisions about individual securities impact the Fund's ability to achieve its investment objective. The Advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's investment strategy will produce the desired results.

• Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

• Other Mutual Funds Risk: Other mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Other mutual funds are subject to specific risks, depending on the nature of the fund.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

• Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer's credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

• Taxation Risk: By investing in commodities indirectly through the Commodity Strategy Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Commodity Strategy Subsidiary is a controlled foreign corporation, any income received from the Commodity Strategy Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: The Commodity Strategy Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Strategy Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Commodity Strategy Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Commodity Strategy Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-277-6933 (1-877-ARROW-FD)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return (Year ended December 31, 2013): Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	9/30/2012	11.07%
Worst Quarter	6/30/2013	(11.55)%
		The year-to-date return as of the most recent calendar quarter which ended September 30, 2014 (4.81)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(as of December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C shares will differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

ARROW COMMODITY STRATEGY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	16.18%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
ARROW COMMODITY STRATEGY FUND | Longview Extended Commodity Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
ARROW COMMODITY STRATEGY FUND | CLASS A SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSFFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.07%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	773
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,174
Annual Return 2011	rr_AnnualReturn2011	(4.99%)
Annual Return 2012	rr_AnnualReturn2012	0.77%
Annual Return 2013	rr_AnnualReturn2013	(11.38%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
ARROW COMMODITY STRATEGY FUND | CLASS A SHARES | Return after Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.67%)
ARROW COMMODITY STRATEGY FUND | CLASS A SHARES | Return after Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.50%)
ARROW COMMODITY STRATEGY FUND | CLASS C SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSFTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,477
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
ARROW COMMODITY STRATEGY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,504
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012

[1]	Since 10/31/07
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund expenses or extraordinary expenses such as litigation) do not exceed 1.65%, 2.40% and 1.40% of its average daily net assets of the Class A, Class C and Institutional Class shares, respectively of Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.
[4]	Since 08/07/06
[5]	Since 05/30/08
[6]	Since 04/30/10
[7]	Since 12/31/10
[8]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund expenses or extraordinary expenses such as litigation) do not exceed 2.00%, 2.75% and 1.75% of its average daily net assets of the Class A, Class C and Institutional Class shares, respectively of Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.